Cover	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment description	Pre-Effective Amendment No. 2
Entity Registrant Name	KONA GOLD BEVERAGE, INC.
Entity Central Index Key	0001802546
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true